Note 2 - Liquidity and Going Concern Considerations (Details Textual) - USD ($)								1 Months Ended	12 Months Ended
	Jan. 15, 2021	Dec. 30, 2020	Sep. 25, 2020	Aug. 21, 2020	Aug. 11, 2020	Apr. 28, 2020	Mar. 27, 2020	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Aug. 03, 2020
Net Income (Loss) Attributable to Parent, Total									$ (5,941,434)	$ (6,458,382)
Retained Earnings (Accumulated Deficit), Ending Balance									(184,692,067)	(178,750,634)
Working Capital									(1,700,000)
Long-term Debt, Gross									10,082,549	9,431,157
Sale of Promissory Note, Periodic Purchase Amount							$ 148,000
Other Accrued Liabilities, Current									2,186,197	$ 91,921
Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current												$ 145,000
Esousa Holdings LLC [Member]
Sale of Promissory Note, Percent of Gross Proceeds of Equity Sale Used to Finance Purchase of Note							88.00%
Sale of Promissory Note, Periodic Purchase Amount							$ 148,000
Proceeds from Sale of Notes Payable						$ 143,000	148,000
Stock Issued During Period, Shares, New Issues (in shares)			50,000	45,654	66,190	65,862
Esousa Holdings LLC [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)								200,000
RBL Capital Group, LLC [Member]
Proceeds from Sale of Notes Payable		$ 1,960,000	$ 426,000	$ 401,000	$ 707,000	$ 143,000	148,000
Stock Issued During Period, Shares, New Issues (in shares)		200,000
Receivable with Imputed Interest, Face Amount		$ 500,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)		14.00%
RBL Capital Group, LLC [Member] | Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current									$ 2,000,000
Mullen [Member]
Receivable with Imputed Interest, Face Amount					$ 500,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)					14.00%
Mullen [Member] | Subsequent Event [Member]
Registration Filing, Late Fee Per Day	$ 13,333
Registration Filing, Late Fees Owed											$ 1,000,000
Promissory Note Issued to RBL Capital Group [Member]
Long-term Debt, Gross							$ 2,000,000						$ 15,000,000